Goodwill and Intangible Assets, Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Goodwill [Roll Forward]
Beginning of year	$ 7,319	$ 7,371	$ 7,371
Finalization of Milton branch sale	0	(52)	0
End of year	7,319	7,319	$ 7,371
Goodwill impairment	$ 0	$ 0